Loans from Parent and Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans From Parent And Other Related Party Transactions
Loans from Parent and Other Related Party Transactions

Note 8 – Loans from Parent and Other Related Party Transactions

To fund the Company’s operations for the three and six months ended June 30, 2022 and 2021, the former Parent advanced funds and paid expenses of InnovaQor and the Group in the amount of $89,518 and $428,943, respectively. The amount as of June 30, 2022 is included in Due to Former Parent in the accompanying Condensed Consolidated Balance Sheet.

During the three and six months ended June 30, 2022, Ms. Hollis, the Chief Executive Officer of the Company, loaned the Company $90,100. The Company entered into a promissory note in the amount of $98,510, representing a 10% original issue discount. The loan is due on September 6, 2022; provided that, 50% is due if the Company receives $500,000 of financing and 100% is due if the Company receives $1,000,000 of financing. In addition, the Company issued Ms. Hollis 25 shares of Series C Preferred Stock on March 31, 2022 in connection with the loan. These shares of Series C Preferred Stock were valued at $15,250 using the Option Price Method and the same assumptions as used to value the prior issuance of Series C Preferred Stock.

See also Note 14.

The above amounts are not indicative of what third parties would have agreed to.

Related Parties Revenue

Included in net revenues for the three months ended June 30, 2022 and 2021 is $47,788 and $62,316, respectively, of intercompany revenue with Rennova (the former parent). Included in net revenues for the six months ended June 30, 2022 and 2021 is $102,267 and $124,632, respectively, of intercompany revenue with Rennova (the former parent).

The Group has incurred certain costs that have been allocated from Rennova. Included in the Condensed Consolidated Statements of Operations are the following allocated costs:

	Three Months Ended June 30,	Three Months Ended June 30,
	2022	2021

Health insurance	$—	$4,011
Rent and utilities	33,411	20,135
Total allocated costs	$33,411	$24,146

	Six Months Ended June 30,	Six Months Ended June 30,
	2022	2021

Health insurance	$—	$11,130
Rent and utilities	62,364	40,136
Total allocated costs	$62,364	$51,266

Note 8 – Loans from Parent and Other Related Party Transactions

To fund the Company’s operations for the years ended December 31, 2021 and 2020, the former Parent advanced funds and paid expenses of InnovaQor and the Group in the amount of $374,473 and $417,349, respectively, which is shown in the accompanying Consolidated Balance Sheets as Due to Former Parent as of December 31, 2021 and in Parent Net Investment Deficit in Advanced Molecular and Health Technology Solutions Group as of December 31, 2020.

Related Party Revenue

Included in net revenues for the years ended December 31, 2021 and 2020 is $237,551 and $185,892, respectively, of revenue with Rennova (the former parent).

The Group has incurred certain costs that have been allocated from Rennova. Included in the Consolidated Statements of Operations are the following allocated costs:

	Year Ended December 31,	Year Ended December 31,
	2021	2020

Health insurance	$16,169	$2,825
Rent and utilities	83,429	27,343
Total allocated costs	$99,598	$30,168